SHARE-BASED PAYMENTS, Expense Recognized for Share Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Research and development expenses	$ 33,968	$ 45,488	$ 90,648
Cost of Revenue [Member]
Expenses by nature [abstract]
Research and development expenses	2,368	4,722	10,050
Selling Expenses [Member]
Expenses by nature [abstract]
Research and development expenses	1,982	3,592	7,490
General and Administrative Expenses [Member]
Expenses by nature [abstract]
Research and development expenses	14,881	23,797	48,850
Research and Development Expenses [Member]
Expenses by nature [abstract]
Research and development expenses	$ 14,737	$ 13,377	$ 24,258